Loans (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Wholesale Real Estate Loans
Total retained loans	$ 675,437	$ 706,841	$ 685,498
Wholesale [Member] | Commercial and industrial [Member]
Wholesale Real Estate Loans
Total retained loans	69,735		66,576
Wholesale Impaired Loans
With an allowance	1,382		1,512
Without an allowance	135		157
Total impaired loans	1,517		1,669
Allowance for loan losses related to impaired loans	414		435
Unpaid principal balance of impaired loans	2,507		2,453
Average impaired loans and related interest income
Impaired loans (average)	1,553	1,905
Wholesale [Member] | Real estate [Member]
Wholesale Real Estate Loans
Total retained loans	52,820		53,635
Criticized exposure	7,769		8,706
% of total real estate retained loans	14.71%		16.23%
Criticized nonaccrual	2,364		2,937
% of total real estate retained loans	4.48%		5.48%
Wholesale Impaired Loans
With an allowance	2,043		2,510
Without an allowance	257		445
Total impaired loans	2,300		2,995
Allowance for loan losses related to impaired loans	436		825
Unpaid principal balance of impaired loans	2,777		3,487
Average impaired loans and related interest income
Impaired loans (average)	2,730	3,041
Wholesale [Member] | Multi-family [Member]
Wholesale Real Estate Loans
Total retained loans	30,501		30,604
Criticized exposure	3,623		3,798
% of total real estate retained loans	11.88%		12.41%
Criticized nonaccrual	1,027		1,016
% of total real estate retained loans	3.37%		3.32%
Wholesale [Member] | Commercial lessors [Member]
Wholesale Real Estate Loans
Total retained loans	15,226		15,796
Criticized exposure	2,850		3,593
% of total real estate retained loans	18.72%		22.75%
Criticized nonaccrual	1,000		1,549
% of total real estate retained loans	6.57%		9.81%
Wholesale [Member] | Commercial construction and development [Member]
Wholesale Real Estate Loans
Total retained loans	3,294		3,395
Criticized exposure	535		619
% of total real estate retained loans	16.24%		18.23%
Criticized nonaccrual	141		174
% of total real estate retained loans	4.28%		5.13%
Wholesale [Member] | Wholesale Realestate Others [Member]
Wholesale Real Estate Loans
Total retained loans	3,799		3,840
Criticized exposure	761		696
% of total real estate retained loans	20.03%		18.13%
Criticized nonaccrual	196		198
% of total real estate retained loans	5.16%		5.16%
Wholesale [Member] | Financial institutions [Member]
Wholesale Real Estate Loans
Total retained loans	32,639		31,458
Wholesale Impaired Loans
With an allowance	72		127
Without an allowance	18		8
Total impaired loans	90		135
Allowance for loan losses related to impaired loans	28		61
Unpaid principal balance of impaired loans	218		244
Average impaired loans and related interest income
Impaired loans (average)	94	512
Wholesale [Member] | Government agencies [Member]
Wholesale Real Estate Loans
Total retained loans	6,686		7,278
Wholesale Impaired Loans
With an allowance	22		22
Without an allowance	0		0
Total impaired loans	22		22
Allowance for loan losses related to impaired loans	14		14
Unpaid principal balance of impaired loans	31		30
Average impaired loans and related interest income
Impaired loans (average)	22	3
Wholesale [Member] | Other [Member]
Wholesale Real Estate Loans
Total retained loans	67,768		63,563
Wholesale Impaired Loans
With an allowance	550		697
Without an allowance	19		8
Total impaired loans	569		705
Allowance for loan losses related to impaired loans	138		239
Unpaid principal balance of impaired loans	917		1,046
Average impaired loans and related interest income
Impaired loans (average)	637	995
Wholesale [Member]
Wholesale Real Estate Loans
Total retained loans	229,648		222,510
Wholesale Impaired Loans
With an allowance	4,069		4,868
Without an allowance	429		618
Total impaired loans	4,498		5,486
Allowance for loan losses related to impaired loans	1,030		1,574
Unpaid principal balance of impaired loans	6,450		7,260
Average impaired loans and related interest income
Impaired loans (average)	$ 5,036	$ 6,456